NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2017
Demand Notes payable [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	324,894
Accrued interest	5,706
Balance, March 31, 2017	$330,600

Promissory Note [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT (Note 4)	217,808
Accrued interest	18,740
Balance, March 31, 2017	$236,548